Employee Benefits - Summary of Current Longevities Underlying Value of Liabilities in Defined Benefit Plans (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Longevity at Age 65 for Current Pensioners | Males | TFI International Pension Plans [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Current longevity	22 years 3 months 18 days	22 years 8 months 12 days
Longevity at Age 65 for Current Pensioners | Males | TForce Freight pension plans [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Current longevity	19 years 1 month 6 days	19 years
Longevity at Age 65 for Current Pensioners | Females | TFI International Pension Plans [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Current longevity	25 years	24 years 10 months 24 days
Longevity at Age 65 for Current Pensioners | Females | TForce Freight pension plans [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Current longevity	22 years	21 years 4 months 24 days
Longevity at Age 65 for Current Members Aged 45 | Males | TFI International Pension Plans [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Current longevity	23 years 9 months 18 days	23 years 7 months 6 days
Longevity at Age 65 for Current Members Aged 45 | Males | TForce Freight pension plans [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Current longevity	20 years 7 months 6 days	20 years 7 months 6 days
Longevity at Age 65 for Current Members Aged 45 | Females | TFI International Pension Plans [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Current longevity	26 years 3 months 18 days	25 years 9 months 18 days
Longevity at Age 65 for Current Members Aged 45 | Females | TForce Freight pension plans [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Current longevity	23 years 4 months 24 days	22 years 10 months 24 days